Document and Entity Information	Jun. 11, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 11, 2020
Entity Registrant Name	Philip Morris International Inc.
Entity Central Index Key	0001413329
Amendment Flag	false
Entity Incorporation, State or Country Code	VA
Entity File Number	1-33708
Entity Tax Identification Number	13-3435103
Entity Address, Address Line One	120 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017-5592
City Area Code	917
Local Phone Number	663-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	PM
Security Exchange Name	NYSE
1.875% Notes due 2021 - 1 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2021
Trading Symbol	PM21B
Security Exchange Name	NYSE
1.875% Notes due 2021 - 2 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2021
Trading Symbol	PM21C
Security Exchange Name	NYSE
4.125% Notes due 2021 [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2021
Trading Symbol	PM21
Security Exchange Name	NYSE
2.900% Notes due 2021 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.900% Notes due 2021
Trading Symbol	PM21A
Security Exchange Name	NYSE
2.625% Notes due 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2022
Trading Symbol	PM22A
Security Exchange Name	NYSE
2.375% Notes due 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.375% Notes due 2022
Trading Symbol	PM22B
Security Exchange Name	NYSE
2.500% Notes due 2022 - 1 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2022
Trading Symbol	PM22
Security Exchange Name	NYSE
2.500% Notes due 2022 - 2 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2022
Trading Symbol	PM22C
Security Exchange Name	NYSE
2.625% Notes due 2023 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2023
Trading Symbol	PM23
Security Exchange Name	NYSE
2.125% Notes due 2023 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.125% Notes due 2023
Trading Symbol	PM23B
Security Exchange Name	NYSE
3.600% Notes due 2023 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.600% Notes due 2023
Trading Symbol	PM23A
Security Exchange Name	NYSE
2.875% Notes due 2024 - 1 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2024
Trading Symbol	PM24
Security Exchange Name	NYSE
2.875% Notes due 2024 - 2 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2024
Trading Symbol	PM24C
Security Exchange Name	NYSE
0.625% Notes due 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	PM24B
Security Exchange Name	NYSE
3.250% Notes due 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.250% Notes due 2024
Trading Symbol	PM24A
Security Exchange Name	NYSE
2.750% Notes due 2025 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.750% Notes due 2025
Trading Symbol	PM25
Security Exchange Name	NYSE
3.375% Notes due 2025 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2025
Trading Symbol	PM25A
Security Exchange Name	NYSE
2.750% Notes due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.750% Notes due 2026
Trading Symbol	PM26A
Security Exchange Name	NYSE
2.875% Notes due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2026
Trading Symbol	PM26
Security Exchange Name	NYSE
0.125% Notes due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.125% Notes due 2026
Trading Symbol	PM26B
Security Exchange Name	NYSE
3.125% Notes due 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2027
Trading Symbol	PM27
Security Exchange Name	NYSE
3.125% Notes due 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2028
Trading Symbol	PM28
Security Exchange Name	NYSE
2.875% Notes due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2029
Trading Symbol	PM29
Security Exchange Name	NYSE
3.375% Notes due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2029
Trading Symbol	PM29A
Security Exchange Name	NYSE
0.800% Notes due 2031 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.800% Notes due 2031
Trading Symbol	PM31
Security Exchange Name	NYSE
3.125% Notes due 2033 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2033
Trading Symbol	PM33
Security Exchange Name	NYSE
2.000% Notes due 2036 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2036
Trading Symbol	PM36
Security Exchange Name	NYSE
1.875% Notes due 2037 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2037
Trading Symbol	PM37A
Security Exchange Name	NYSE
6.375% Notes due 2038 [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.375% Notes due 2038
Trading Symbol	PM38
Security Exchange Name	NYSE
1.450% Notes due 2039 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.450% Notes due 2039
Trading Symbol	PM39
Security Exchange Name	NYSE
4.375% Notes due 2041 [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.375% Notes due 2041
Trading Symbol	PM41
Security Exchange Name	NYSE
4.500% Notes due 2042 [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.500% Notes due 2042
Trading Symbol	PM42
Security Exchange Name	NYSE
3.875% Notes due 2042 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.875% Notes due 2042
Trading Symbol	PM42A
Security Exchange Name	NYSE
4.125% Notes due 2043 [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2043
Trading Symbol	PM43
Security Exchange Name	NYSE
4.875% Notes due 2043 [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2043
Trading Symbol	PM43A
Security Exchange Name	NYSE
4.250% Notes due 2044 [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.250% Notes due 2044
Trading Symbol	PM44
Security Exchange Name	NYSE